Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Schedule of transactions with related parties

EUR’000	2024	2023	2022
Purchases of services from related parties	(8,260)	(9,216)	(8,047)
BW Group Limited (including subsidiaries)	(7,121)	(9,199)	(7,932)
Scorpio Holdings Limited (including subsidiaries)	(1,139)	(17)	—
Swire Pacific Offshore Holdings Group	—	—	(115)
Receivables from related parties at reported period	214	592	—
Scorpio Holdings Limited (including subsidiaries)	214	592	—
Payables to related parties at reported period	223	162	89
BW Group Limited (including subsidiaries)	181	10	89
Scorpio Holdings Limited (including subsidiaries)	42	152	—